DIVIDENDS PAID AND PROPOSED (Tables)	12 Months Ended
Dec. 31, 2021
Dividends Paid And Proposed
Schedule of dividends
There were no dividends declared by VEON in respect of the year 2021 and 2020. The following table provides an overview of dividends announced by VEON in respect of the year 2019:

Description	Dividends declared	Dividends paid	Dividends, US$ cents per share

Final for 2019	February 2020	March 2020	15
Interim for 2019	August 2019	August 2019	13

Schedule of declared dividends paid or payable to non-controlling interests
During 2021, 2020 and 2019, certain subsidiaries of the Company declared dividends, of which a portion was paid or payable to non-controlling interests as shown in the table below:

Name of subsidiary	2021	2020	2019

Omnium Telecom Algeria S.p.A	44	45	69
VIP Kazakhstan Holding AG	27	24	24
TNS Plus LLP	8	16	12
Other	10	2	3
Total dividends declared to non-controlling interests	89	87	108